Schedule III - Real Estate and Accumulated Depreciation (Changes in Real Estate Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the beginning of period	$ 121,315	$ 86,707	$ 46,123
Additions during the period:
Improvements
Acquisitions	195,590	42,255	52,228
Deductions during the period:
Dispositions	(20,044)	(7,647)	(11,644)
Balance at close of period	$ 296,861	$ 121,315	$ 86,707